Taxation - Disclosure of temporary differences, unused tax credits and unused tax losses (Details) - USD ($) $ in Billions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	$ 22.5	$ 20.1
Taxable temporary differences associated with investments in subsidiaries and equity-accounted entities	1.5	1.6
Fixed Asset Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	37.3	31.4
UK Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	18.7	16.3
Internal Revenue Service (IRS) | US Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	6.6	6.8
Unused tax credits for which no deferred tax asset recognised	$ 3.8	3.8
Internal Revenue Service (IRS) | US Tax Authority | Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate computed at the weighted average statutory ratea	3.00%
Internal Revenue Service (IRS) | US Tax Authority | Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate computed at the weighted average statutory ratea	12.00%
Her Majesty's Revenue and Customs, And Other Foreign Tax Authorities, Excluding Internal Revenue Service
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 4.3	$ 4.5